RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 JPY (¥) shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2021 JPY (¥) item shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 JPY (¥) item shares	Dec. 31, 2020 BRL (R$) item shares	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021	Dec. 31, 2020 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, current					$ 48,614			$ 73,042
Amount due from related parties, Non current					$ 33,489
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					49.00%			49.00%							49.00%
RE Crimson Holdings LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					20.00%			20.00%							20.00%	20.00%
Canadian Solar Inc | Korean investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage					51.00%
Canadian Solar Inc | Chinese investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage					80.00%			80.00%							80.00%
Canadian Solar Inc | Canadian infrastructure fund
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage					80.00%
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares					444,167	444,167	444,167	2,161,098	2,161,098	2,161,098	1,105,640	1,105,640	1,105,640	1,105,640
Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties, current					$ 48,614
Amount due from related parties, Non current					$ 33,489
Various affiliates | Horus and Recursos
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage					49.00%
Salgueiro I Renewable Energy S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 119			$ 105			$ 11,636
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Salgueiro II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 119			105			9,996
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Salgueiro III Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 119			114			9,403
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Jaiba 3 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 834			5,971
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Jaiba 4 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 3,210			3,696
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Jaiba 9 Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 3,046			$ 1,372
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item								2	2	2	2	2	2	2
Percent of units purchased					14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%	14.64%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services					$ 4,180		¥ 545,131	$ 7,541		¥ 829,053	$ 3,723		¥ 394,506
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services					7,036		¥ 914,933	9,195		981,161	7,564		805,021
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								282,133		¥ 30,601,181	$ 8,392		¥ 888,000
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase from related party			$ 24,301	¥ 168,032,000
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase from related party	$ 1,048	¥ 7,381,000
Dr. Shawn Qu | RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares											26,073	26,073	26,073	26,073
Dr. Shawn Qu | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maximum borrowing capacity								$ 1,882			$ 20,648				¥ 12,000,000		¥ 135,000
Luoyang Jiwa New Material Technology Co., Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased								10.91%	10.91%	10.91%	10.91%	10.91%	10.91%	10.91%
Purchase from related party								$ 2,995	¥ 19,378,000		$ 4,545	¥ 31,388,000
Luoyang Jiwa New Material Technology Co., Ltd [Member] | Canadian Solar Inc | Chinese investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage								89.09%			89.09%				89.09%		89.09%
Lavras Solar Holding S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Purchase cost incurred from related party											$ 974			R$ 5,061
Lavras Solar Holding S.A | Lavras Solar Holding S.A
RELATED PARTY BALANCES AND TRANSACTIONS
Ownership percentage											20.00%						20.00%
Horus Solar S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties					52,424
Recourses Solares PV De Mexico II S.A. De Capital Variable
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder loans due from related parties					29,613
Francisco SA I Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 220			$ 7,170
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Francisco SA II Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 211			7,592
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Francisco SA III Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 211			8,121
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Lavras I Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 202			$ 5,707
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Lavras II Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 5,842
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Lavras III Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 6,049
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Lavras IV Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 6,233
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Lavras V Solar Renewable Energy S.A.
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 6,233
Percentage of ownership after sale transaction								20.00%	20.00%	20.00%
Sonoran West Solar Holdings, LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 207,728			$ 12,822
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Sonoran West Solar Holdings 2, LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 159,655			$ 6,955
Percentage of ownership after sale transaction					20.00%	20.00%	20.00%
Sonoran West Solar Holdings 2, LLC | RE Crimson Holdings LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					$ 834
Yancheng Jiwa New Material Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Percent of units purchased								10.91%	10.91%	10.91%
Purchase from related party					$ 5,192	¥ 34,772,000		$ 1,688	¥ 10,831,000
Yancheng Jiwa New Material Technology Co., Ltd | Canadian Solar Inc | Chinese investor
RELATED PARTY BALANCES AND TRANSACTIONS
Noncontrolling interest ownership percentage					89.09%			89.09%							89.09%